Financial Instruments (Details 7) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Non-marketable shares measured at fair value through profit or loss, Beginning balance		$ 53,466
Non-marketable shares measured at fair value through profit or loss, Ending balance		69,216	$ 53,466
Reconciliation of changes in fair value measurement, liabilities [abstract]
Performance-based ("earn out') contingent consideration, Beginning balance		(22,941)
Performance-based ("earn out') contingent consideration, Ending balance			(22,941)
Financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Non-marketable shares measured at fair value through profit or loss, Beginning balance		53,466	42,918
Non-marketable shares measured at fair value through profit or loss, Investment		14,707	5,682
Non-marketable shares measured at fair value through profit or loss, Investment, Revaluation	[1]	4,580	2,940
Non-marketable shares measured at fair value through profit or loss, Investment, Translation differences		(3,537)	1,926
Non-marketable shares measured at fair value through profit or loss, Ending balance		69,216	53,466
Financial liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Performance-based ("earn out') contingent consideration, Beginning balance		(22,941)	(52,972)
Performance-based ("earn out') contingent consideration, Revaluation		(403)	25,377
Performance-based ("earn out') contingent consideration, Repayment		23,344	4,654
Performance-based ("earn out') contingent consideration, Ending balance		$ 0	$ (22,941)

[1]	Under financing income and expenses.